NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	0 Months Ended
	Jul. 25, 2011	Jul. 19, 2011 acre	Apr. 04, 2011	Jun. 30, 2012	Dec. 31, 2011
Nature Of Business And Summary Of Significant Accounting Policies Details Narrative
Reverse stock split (in ratio)			1:5.75
Forward stock split for outstanding common shares (in ratio)		51.74495487:1
Additional forward stock split for outstanding common shares (in ratio)	1:50.74495487
Common stock, shares authorized (in shares)		250,000,000		200,000,000	200,000,000
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Area acquired for exploration and potential development		9,850